Note 3-Stockholders' Equity: Common Stock (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Details
Stock Issued During Period, Shares, New Issues	3,776,389
Stock Issued During Period, Value, New Issues	$ 75,527
Stock Issued During Period, Shares, Issued for Services		21,207,412
Common stock issued for services		$ 649,622	$ 72,885